UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21584

Victory Institutional Funds
(Exact name of registrant as specified in charter)

4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio		44144
(Address of principal executive offices)		(Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		866-689-6999

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2018

Item 1. Schedule of Investments.

Victory Institutional Funds	Schedule of Portfolio Investments
Victory Institutional Diversified Stock Fund	January 31, 2018
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (96.0%)

Consumer Discretionary (16.0%):
Amazon.com, Inc.(a)	750	$1,089
Best Buy Co., Inc.	13,455	983
BorgWarner, Inc.	23,810	1,340
Burlington Stores, Inc.(a)	12,695	1,545
D.R. Horton, Inc.	17,630	865
LCI Industries	4,805	530
Lear Corp.	7,350	1,419
Magna International, Inc., ADR	22,765	1,301
Nutrisystem, Inc.	14,135	611
PulteGroup, Inc.	19,950	635
Ross Stores, Inc.	18,915	1,558
The Children’s Place, Inc.	4,260	638
The Home Depot, Inc.	4,880	980
Toll Brothers, Inc.	26,040	1,213
Winnebago Industries, Inc.	11,065	503
		15,210
Consumer Staples (7.3%):
Altria Group, Inc.	17,555	1,235
Costco Wholesale Corp.	5,765	1,123
Philip Morris International, Inc.	9,840	1,055
Sprouts Farmers Markets, Inc.(a)	37,590	1,050
Tyson Foods, Inc., Class A	16,455	1,252
Wal-Mart Stores, Inc.	11,860	1,265
		6,980
Energy (5.7%):
Chevron Corp.	11,505	1,442
EOG Resources, Inc.	8,205	944
Exxon Mobil Corp.	27,320	2,385
Valero Energy Corp.	6,630	636
		5,407
Financials (18.7%):
Ameriprise Financial, Inc.	8,065	1,361
Bank of America Corp.	77,440	2,478
Berkshire Hathaway, Inc., Class B(a)	9,390	2,013
Citigroup, Inc.	6,040	474
Citizens Financial Group, Inc.	30,125	1,383
Credit Acceptance Corp.(a)(b)	1,340	442
Essent Group Ltd.(a)	23,585	1,097
FCB Financial Holdings, Inc.(a)	17,450	956
JPMorgan Chase & Co.	16,770	1,940
Northern Trust Corp.	8,400	885
Raymond James Financial, Inc.	13,995	1,349
SVB Financial Group(a)	2,665	657
Western Alliance BanCorp(a)	22,265	1,306
Zions BanCorp	26,040	1,407
		17,748
Health Care (10.6%):
Baxter International, Inc.	12,940	932
Bristol-Myers Squibb Co.	16,460	1,030
Express Scripts Holding Co.(a)	11,805	935
ICON PLC(a)	9,265	1,015
Innoviva, Inc.(a)(b)	41,080	599
Johnson & Johnson	13,255	1,833
Mylan NV(a)	22,760	975
Novartis AG, ADR	6,365	573
UnitedHealth Group, Inc.	9,015	2,134
		10,026
Industrials (9.3%):
Cummins, Inc.	5,340	1,004

See notes to schedules of investments.

Security Description	Shares	Value
FedEx Corp.	3,660	$961
ManpowerGroup, Inc.	9,390	1,234
Masco Corp.	16,930	756
Old Dominion Freight Line, Inc.	4,685	686
PACCAR, Inc.	7,550	563
Patrick Industries, Inc.(a)	13,560	869
SkyWest, Inc.	12,920	720
United Rentals, Inc.(a)	6,300	1,141
Universal Forest Products, Inc.	23,155	864
		8,798
Information Technology (23.8%):
Alphabet, Inc., Class C(a)	2,523	2,952
Analog Devices, Inc.	5,950	547
Apple, Inc.	21,570	3,611
Applied Materials, Inc.	17,190	922
Broadcom Ltd.	5,965	1,480
DXC Technology Co.	9,330	929
Entegris, Inc.	27,395	892
Facebook, Inc., Class A(a)	15,075	2,817
KLA-Tencor Corp.	8,490	932
Microsoft Corp.	35,775	3,399
MKS Instruments, Inc.	7,995	818
SYNNEX Corp.	5,305	651
Tech Data Corp.(a)	5,590	561
Texas Instruments, Inc.	9,760	1,070
Zebra Technologies Corp., Class A(a)	8,107	998
		22,579
Materials (3.0%):
Avery Dennison Corp.	9,360	1,148
Berry Global Group, Inc.(a)	11,740	695
Packaging Corp. of America	8,215	1,032
		2,875
Real Estate (0.6%):
American Tower Corp.	3,760	555

Telecommunication Services (1.0%):
Verizon Communications, Inc.	17,775	961

Total Common Stocks (Cost $73,146)		91,139
Exchange-Traded Funds (2.0%)
SPDR S&P 500 ETF Trust	6,875	1,938
Total Exchange-Traded Funds (Cost $1,871)		1,938

Collateral for Securities Loaned (0.8%)
Fidelity Investments Money Market Government Portfolio, Institutional Class, 1.26%(c)	233,185	233
Fidelity Investments Money Market Prime Money Market Portfolio, Institutional Class, 1.52%(c)	286,887	287
JPMorgan Prime Money Market Fund, Capital Class, 1.49%(c)	260,775	261
JPMorgan U.S. Government Money Market Fund, Institutional Class, 1.18%(c)	5,216	5
Total Collateral for Securities Loaned (Cost $786)		786
Total Investments (Cost $75,803) — 98.8%		93,863
Other assets in excess of liabilities — 1.2%		1,117
NET ASSETS - 100.00%		$94,980

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rate periodically changes. Rate disclosed is the daily yield on January 31, 2018.

See notes to schedules of investments.

ADR—American Depositary Receipt

ETF—Exchange-Traded Fund

PLC—Public Limited Company

See notes to schedules of investments.

Notes to Schedules of Portfolio Investments
Victory Institutional Funds	January 31, 2018
(Unaudited)

1. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by Victory Institutional Funds (the “Trust”) in the preparation of its Schedule of Portfolio Investments. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the Schedule of Portfolio Investments in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the Schedule of Portfolio Investments. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies (Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services — Investment Companies).

The Trust currently offers shares of one fund, the Institutional Diversified Stock Fund (the “Fund”).

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

Portfolio securities listed or traded on securities exchanges, including exchange-traded funds, American Depositary Receipts (“ADRs”) and Rights, are valued at the closing price on the exchange or system where the security is principally traded or at the NASDAQ Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Notes to Schedules of Portfolio Investments - continued
Victory Institutional Funds	January 31, 2018
(Unaudited)

Investments in open-end investment companies are valued at net asset value. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities of United States (“U.S.”) issuers (other than short-term investments maturing in 60 days or less), including corporate and municipal securities, are valued on the basis of bid valuations provided by dealers or an independent pricing service approved by the Trust’s Board of Trustees (the “Board”). Short-term investments maturing in 60 days or less may be valued at amortized cost, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security. These valuations are typically categorized as Level 2 in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value.

A summary of the valuations as of January 31, 2018, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed in the Schedule of Portfolio Investments (in thousands):

	Level 1 - Quoted Prices	Total
	Investments in Securities	Investments in Securities
Common Stocks	$91,139	$91,139
Exchange-Traded Funds	1,938	1,938
Collateral for Securities Loaned	786	786
Total	$93,863	$93,863

There were no transfers among any levels during the period ended January 31, 2018.

For the period ended January 31, 2018, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

Notes to Schedules of Portfolio Investments - continued
Victory Institutional Funds	January 31, 2018
(Unaudited)

Investment Companies:

Exchange-Traded Funds:

The Fund may invest in exchange-traded funds (“ETFs”). ETFs are a type of index fund, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Open-End & Closed-End Funds:

The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Open-end funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Investment Transactions:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period.

Securities Lending:

The Trust has entered into a Master Securities Lending Agreement (“MSLA”) with Citibank N.A (“Citibank” or the “Agent”). Under the terms of the MSLA, the Fund may lend securities to certain broker-dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked to market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are adjusted the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral.  Non-cash collateral can include U.S. Government Securities, letters of

Notes to Schedules of Portfolio Investments - continued
Victory Institutional Funds	January 31, 2018
(Unaudited)

credit and certificates of deposit.  The cash collateral is invested in short-term instruments or cash equivalents as noted in the Fund’s Schedule of Portfolio Investments. The Trust does not have effective control of the non-cash collateral and therefore it is not disclosed in the Fund’s Schedule of Portfolio Investments. The Fund continues to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. The Fund pays various fees in connection with the investment of cash collateral. The Fund pays the Agent fees based on the investment income received from securities lending activities. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them.

Securities lending transactions are entered into by the Fund under the MSLA, which permits the Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

The following table is a summary of the Fund’s securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity, which are subject to offset under the MSLA as of January 31, 2018 (in thousands):

Gross Amount of Recognized Assets (Value of Securities on Loan)	Value of Cash Collateral Received	Net Amount
$704	$786	$82

2. Risks:

The Fund may be subject to other risks in addition to these identified risks.

An investment in the Fund’s shares represents an indirect investment in the securities owned by the Fund, some of which will be traded on a national securities exchange or in the over-the-counter markets.  The value of the securities in which the Fund invests, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of the securities in which the Fund invests may affect the value of the Fund’s shares.  An investment in the Fund’s shares at any point in time may be worth less than the original investment, even after taking into account the reinvestment of the Fund’s distributions.

The Fund will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments entered into by the Fund. The Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Fund may experience significant delays in

Notes to Schedules of Portfolio Investments - continued
Victory Institutional Funds	January 31, 2018
(Unaudited)

obtaining any recovery in bankruptcy or other reorganization proceeding and the Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund typically enters into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Fund’s adviser, Victory Capital Management Inc., to be of comparable quality.

3. Recent Accounting Pronouncements:

In October 2016, the Securities and Exchange Commission (“SEC”) released its Final Rules on Investment Company Reporting Modernization (the “Rules”). The Rules introduce two new regulatory reporting forms for investment companies — Form N-PORT and Form N-CEN — and also contain amendments to Regulation S-X which require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The amendments to Regulation S-X became effective for filings made with the SEC after August 1, 2017. The Fund’s adoption of these amendments, effective with the Schedule of Portfolio Investments prepared as of January 31, 2018, required additional disclosures reflected herein, but had no effect on the Fund’s net assets or results of operations.

In March 2017, the FASB issued Accounting Standards Update No. 2017-08 “Premium Amortization on Purchased Callable Debt Securities” (“ASU 2017-08”), which shortens the premium amortization period for purchased non-contingently callable debt securities. ASU 2017-08 specifies that the premium amortization period ends at the earliest call date, for purchased non-contingently callable debt securities. ASU 2017-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management is currently evaluating the implications of ASU 2017-08 and its impact on the Schedule of Portfolio Investments and related disclosures has not yet been determined.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Victory Institutional Funds

By (Signature and Title)	/s/ Allan Shaer
Allan Shaer, Principal Financial Officer

Date	March 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher K. Dyer
Christopher K. Dyer, Principal Executive Officer

Date	March 28, 2018

By (Signature and Title)	/s/ Allan Shaer
Allan Shaer, Principal Financial Officer

Date	March 28, 2018